Earnings Per Common Share (Tables)	9 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted earnings per share

The components of the denominator for the calculation of basic earnings per share and diluted earnings per share are as follows:

	Nine Months Ended September 30, 2014	Period from March 20, 2013 (date of inception) to September 30, 2013
Common shares outstanding basic:
Weighted average common shares outstanding basic	133,034,280	15,692,995

Common shares outstanding, diluted:
Weighted average common shares outstanding basic	133,034,280	15,692,995
Restricted stock awards	—	—
Weighted average common shares outstanding, diluted	133,034,280	15,692,995